Advances to suppliers (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Advances to suppliers
Minimum period of advances to suppliers to classify them as non-current assets (in months)	12
Outstanding prepayments to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%	10.00%
Hebei Ningjing Songgong | Mr. Baofang Jin
Outstanding prepayments to individual suppliers
Ownership percentage held	32.70%
Hebei Ningjing Songgong | M.SETEK
Outstanding prepayments to individual suppliers
Ownership percentage held	65.00%
Hebei Ningjing Songgong | Percentage owned by third party individuals
Outstanding prepayments to individual suppliers
Percentage owned by few third party individuals	2.30%
Advances to suppliers | Supplier concentration risk
Outstanding prepayments to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%
Advances to suppliers | Supplier concentration risk | Supplier A (third party)
Outstanding prepayments to individual suppliers
Outstanding prepayments	927,255	1,180,445
Percentage of advance payments made	49.00%
Advances to suppliers | Supplier concentration risk | Supplier B (third party)
Outstanding prepayments to individual suppliers
Outstanding prepayments	445,187	481,177